JPMorgan Trust I

270 Park Avenue

New York, New York 10017

December 21, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
The JPMorgan Asia Pacific Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 250 under the 1933 Act (Amendment No. 251 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

Included in the filing are the prospectus and Statement of Additional Information for the Fund.

If you have any questions or comments, please contact me at (212) 648-0472.

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc: Vincent Di Stefano